Share capital	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Share capital [text block]
22.	Share capital

(a)	Preference shares:

Authorized: Unlimited preference shares without par value

(b)	Common shares:

Authorized: Unlimited common shares without par value

Issued and fully paid:

	Year ended		Year ended
	Dec. 31, 2017		Dec. 31, 2016
	Common		Common
	shares	Amount	shares	Amount
Balance, beginning of year	237,271,188	$1,588,319	235,231,688	$1,576,600
Equity issuance	24,000,000	195,295	2,039,500	11,814
Share issue costs, net of tax	-	(6,205)	-	(95)

Balance, end of year	261,271,188	$1,777,409	237,271,188	$1,588,319

On September 27, 2017, the Company issued 24,000,000 Hudbay common shares for net proceeds of $189,090 (net of tax and costs).

During the year ended 2016, the Company issued 1,000,000 Hudbay common shares for net proceeds of $4,958 in connection with the vesting of restricted share units. On December 12, 2016 the Company issued 1,039,500 Hudbay common shares and 561,000 Hudbay warrants for net proceeds of $6,761 upon the exercise of 3,300,000 warrants issued by Augusta Resource Corporation which were assumed as part of the acquisition of Hudbay Arizona and which entitled the holder to acquire 0.315 of a Hudbay common share and 0.17 of a Hudbay warrant for each Augusta warrant (note 26e).

During the year, the Company paid two semi-annual dividends of C$0.01 per share each. The Company paid $1,774 and $1,912 on March 31, 2017 and September 29, 2017 to shareholders of record as of March 10, 2017 and September 8, 2017, respectively.

In 2016, the Company paid $1,773 and $1,794 on March 31, 2016 and September 30, 2016 to shareholders of record as of March 11, 2016 and September 9, 2016, respectively.

The Company declared a semi-annual dividend of C$0.01 per share on February 21, 2018. The dividend will be paid on March 29, 2018 to shareholders of record as of March 9, 2018 and is expected to total C$2,613.